Note 28 - Financial Instruments and Risks (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]
						2020
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		(15,837.8)	15,588.4	364.5	(287.8)	(1,283.7)	1,599.2	1,489.5
	Commodities	(2,629.1)	2,379.7	343.9	(7.8)	(134.3)	(104.2)	157.4
	US Dollars	(13,087.7)	13,087.7	8.7	(271.8)	(1,157.1)	1,726.0	1,430.0
	Euros	(50.8)	50.8	1.9	(0.3)	(3.3)	9.7	13.8
	Mexican Pesos	(70.2)	70.2	10.0	(7.9)	11.0	(32.3)	(111.7)

Fixed Assets		(1,042.5)	1,042.5	1.7	(31.3)	(274.6)	163.2	280.8
	US Dollars	(1,042.5)	1,042.5	1.7	(31.3)	(274.6)	163.2	280.8

Expenses		(345.8)	345.8	0.5	(10.7)	(3.4)	6.1	2.7
	US Dollars	(345.8)	345.8	0.5	(10.7)	(3.4)	6.1	2.7

Debts		(233.3)	-	-	-	-	-	-
	US Dollars	(4.9)	-	-	-	-	-	-
	Interest rates	(228.4)	-	-	-	-	-	-

Equity Instrument		(1,740.5)	700.9	142.6	-	(329.3)	-	-
	Stock exchange prices	(1,740.5)	700.9	142.6	-	(329.3)	-	-

Foreign Investments		-	-	-	-	1.0	-	(2.2)
	US Dollars	-	-	-	-	1.0	-	(2.2)
As at December 31, 2020		(19,199.9)	17,677.6	509.3	(329.8)	(1,890.0)	1,768.5	1,770.8
						2019
				Fair Value		Gain / (Losses)
Exposure	Risk		Notional	Assets	Liability	Finance Result	Operational Result	Equity

Cost		(11,823.8)	11,630.3	122.2	(266.4)	(1,147.1)	873.5	652.9
	Commodities	(2,293.5)	2,100.0	36.8	(74.8)	(57.5)	(197.1)	(108.3)
	US Dollars	(9,192.4)	9,192.4	44.3	(188.6)	(1,085.4)	1,132.8	795.5
	Euros	(177.6)	177.6	-	(3.0)	(3.3)	(4.3)	(8.8)
	Mexican Pesos	(160.3)	160.3	41.1	-	(0.9)	(57.9)	(25.5)

Fixed Assets		(816.9)	816.9	11.4	(53.8)	(279.9)	202.4	199.9
	US Dollars	(816.9)	816.9	11.4	(53.8)	(279.9)	202.4	199.9

Expenses		(262.1)	262.1	2.2	(17.3)	(5.6)	4.8	2.7
	US Dollars	(262.1)	262.1	2.2	(17.3)	(5.6)	5.0	2.8
	Rupees	-	-	-	-	-	(0.2)	(0.1)

Cash		-	-	-	-	(0.1)	-	-
	Interest rates	-	-	-	-	(0.1)	-	-

Debts		(362.7)	-	-	-	5.9	-	-
	US Dollars	(114.3)	-	-	-	0.6	-	-
	Interest rates	(248.4)	-	-	-	5.3	-	-

Equity Instrument		(1,873.4)	1,057.8	37.5	(17.9)	161.1	-	-
	Stock Exchange Prices	(1,873.4)	1,057.8	37.5	(17.9)	161.1	-	-

Foreign Investments		-	-	-	-	-	(28.5)	28.5
	US Dollars	-	-	-	-	-	(28.5)	28.5
As at December 31, 2019		(15,138.9)	13,767.1	173.3	(355.4)	(1,265.7)	1,052.2	884.0

Disclosure of detailed information about hedging instruments [text block]
	2020
	Risk
	Interest rate	Amount
Brazilian Reais	3.9%	852.4
Post fixed interest rate		852.4

Brazilian Reais	5.4%	3,002.4
Argentinean Pesos	23.3%	4.5
Dominican Pesos	9.8%	342.7
Guatemalan Quetzal	8.4%	15.3
Other	8.1%	48.6
Bolivian Pesos	5.2%	178.9
US Dollars	4.2%	4.9
Canadian Dollars	3.5%	342.6
Pre-fixed interest rate		3,939.9
	2019
	Risk
	Interest rate	Amount
Brazilian Reais	9.3%	171.8
US Dollars	4.1%	95.3
Canadian Dollars	2.7%	0.5
Post-fixed interest rate		267.6

Brazilian Reais	10.4%	2,006.7
Dominican Pesos	10.0%	209.7
US Dollars	4.7%	19.1
Guatemalan Quetzal	6.3%	12.0
Canadian Dollars	3.5%	243.7
Other	9.2%	126.3
Pre-fixed interest rate		2,617.5

Sensitivity analysis for types of market risk [text block]
Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedge	Decrease in commodities price	336.1	113.4	(258.9)	(853.8)
Input purchases		(336.1)	(90.2)	321.3	978.5
Foreign exchange hedge	Foreign currency decrease	(259.4)	(369.2)	(3,561.6)	(6,863.7)
Input purchases		259.4	369.2	3,561.6	6,863.7
Cost effects		-	23.2	62.4	124.7

Foreign exchange hedge	Foreign currency decrease	(29.6)	(33.5)	(290.2)	(550.8)
Capex purchases		29.6	33.5	290.2	550.8
Fixed asset effects		-	-	-	-

Foreign exchange hedge	Foreign currency decrease	(10.2)	(11.6)	(96.7)	(183.1)
Expenses		10.2	11.6	96.7	183.1
Expense effects		-	-	-	-

Debt	Foreign currency decrease	-	-	1.2	2.4
Interest expenses	Increase in interest rate	-	0.8	11.1	20.9
Debt effects		-	0.8	12.3	23.3

Equity instrument hedge	Stock exchange price	142.6	95.6	(32.6)	(207.8)
Expenses	Decrease	(142.6)	(35.0)	292.5	727.6
Equity effects		-	60.6	259.9	519.8
		-	84.6	334.6	667.8

Disclosure of notional and fair value amounts per financial instrument and maturity [text block]
		Notional Value
Exposure	Risk	2021	2022	2023	2024	>2024	Total

Cost		15,511.2	77.2	-	-	-	15,588.4
	Commodities	2,302.5	77.2	-	-	-	2,379.7
	US Dollars	13,087.7	-	-	-	-	13,087.7
	Euros	50.8	-	-	-	-	50.8
	Mexican Pesos	70.2	-	-	-	-	70.2

Fixed assets		1,042.5	-	-	-	-	1,042.5
	US Dollars	1,042.5	-	-	-	-	1,042.5

Expenses		345.8	-	-	-	-	345.8
	US Dollars	345.8	-	-	-	-	345.8

Equity instruments		700.9	-	-	-	-	700.9
	Stock prices	700.9	-	-	-	-	700.9
		17,600.4	77.2	-	-	-	17,677.6
		Fair Value
Exposure	Risk	2021	2022	2023	2024	>2024	Total

Costs		73.3	3.4	-	-	-	76.7
	Commodities	332.7	3.4	-	-	-	336.1
	US Dollars	(263.1)	-	-	-	-	(263.1)
	Euros	1.6	-	-	-	-	1.6
	Mexican Pesos	2.1	-	-	-	-	2.1

Fixed assets		(29.6)	-	-	-	-	(29.6)
	US Dollars	(29.6)	-	-	-	-	(29.6)

Expenses		(10.2)	-	-	-	-	(10.2)
	US Dollars	(10.2)	-	-	-	-	(10.2)

Equity instruments		142.6	-	-	-	-	142.6
	Stock prices	142.6	-	-	-	-	142.6
		176.1	3.4	-	-	-	179.5

Disclosure of terms and debt repayments [text block]
	2020
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	32,353.3	33,694.3	27,340.5	4,015.3	272.2	424.5	1,641.8
Secured bank loans	2,179.2	2,360.2	2,038.4	82.6	61.7	51.6	125.9
Unsecured bank loans	247.8	271.3	270.2	1.1	-	-	-
Debentures and bonds	108.6	124.4	124.4	-	-	-	-
Unsecured other loans	135.6	307.7	52.9	42.1	31.2	19.1	162.4
Lease liabilities	2,121.1	2,715.0	532.7	558.3	398.1	566.2	659.7
	37,145.6	39,472.9	30,359.1	4,699.4	763.2	1,061.4	2,589.8
	2019
	Carrying amount	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	25,589.6	26,899.1	21,592.0	3,332.9	286.0	221.7	1,466.5
Secured bank loans	461.2	577.8	197.6	70.3	70.9	87.9	151.1
Unsecured bank loans	212.7	214.5	21.1	190.6	2.8	-	-
Debentures and bonds	106.6	141.8	15.9	122.5	-	3.4	-
Unsecured other loans	134.4	261.5	56.1	49.1	41.3	13.7	101.3
Lease liabilities	2,147.9	2,766.6	572.2	616.2	466.3	447.6	664.3
	28,652.4	30,861.3	22,454.9	4,381.6	867.3	774.3	2,383.2

Disclosure of detailed information about financial instruments [text block]
	2020
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	17,090.3	-	17,090.3
Trade receivables excluding prepaid expenses	6,629.0	-	6,629.0
Investment securities	213.9	1,700.0	1,913.9
Derivative financial instruments	-	142.6	142.6
Derivatives hedges	-	366.7	366.7
Total	23,933.2	2,209.3	26,142.5

Financial liabilities
Trade payables	19,995.0	-	19,995.0
Put options granted on subsidiaries	-	3,493.7	3,493.7
Derivatives hedges	-	329.8	329.8
Interest-bearing loans and borrowing	4,792.3	-	4,792.3
Other liabilities	2,581.0	-	2,581.0
Total	27,368.3	3,823.5	31,191.8
	2019
	Amortized cost	Fair value through profit or loss	Total
Financial assets
Cash and cash equivalents less bank overdrafts	11,900.7	-	11,900.7
Trade receivables excluding prepaid expenses	6,456.7	-	6,456.7
Investment securities	163.6	14.6	178.2
Derivative financial instruments	-	37.6	37.6
Derivatives hedges	-	135.7	135.7
Total	18,521.0	187.9	18,708.9

Financial liabilities
Trade payables	15,379.1	-	15,379.1
Put options granted on subsidiaries	-	3,092.2	3,092.2
Derivative financial instruments	-	17.9	17.9
Derivatives hedges	-	337.5	337.5
Interest-bearing loans and borrowing	3,062.8	-	3,062.8
Other liabilities	1,583.8	-	1,583.8
Total	20,025.7	3,447.6	23,473.3

Disclosure of financial instruments fair value hierarchy [text block]
	2020				2019

	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Financial asset at fair value through profit and loss	1,700.0	-	-	1,700.0	14.6	-	-	14.6
Derivatives assets at fair value through profit and loss	-	142.6	-	142.6	-	37.6	-	37.6
Derivatives - operational hedge	85.5	281.2	-	366.7	25.1	110.6	-	135.7
	1,785.5	423.8	-	2,209.3	39.7	148.2	-	187.9
Financial liabilities
Financial liabilities at fair value through profit and loss	-	-	3,493.7	3,493.7	-	-	3,092.2	3,092.2
Derivatives liabilities at fair value through profit and loss	-	-	-	-	-	17.9	-	17.9
Derivatives - operational hedge	102.6	227.2	-	329.8	43.2	294.3	-	337.5
	102.6	227.2	3,493.7	3,823.5	43.2	312.2	3,092.2	3,447.6

Disclosure of fair value measurement of liabilities [text block]
Financial liabilities at December 31, 2019	3,092.2
Disbursement of investments	(83.5)
Reduction	(73.5)
Total gains and losses during the period	558.5
Losses/(gains) recognized in net income	(42.9)
Losses/(gains) recognized in equity	601.4
Financial liabilities at December 31, 2020	3,493.7